INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
The components of inventory as of the dates presented were as follows:

(in thousands)	March 31, 2022	December 31, 2021
Raw materials	$5,994	$4,782
Work in process	3,197	3,001

Total inventory	$9,191	$7,783

The components of inventory as of the periods presented were as follows:

	December 31,
(in thousands)	2021	2020
Raw materials	$4,782	$681
Work in process	3,001	2,138

Total inventory	$7,783	$2,819